33. Income from equity instruments (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Breakdown of the balance of this item

The breakdown of the balance of this item is as follows:

Thousand of reais	2020	2019	2018

Equity instruments classified as:
Financial Assets Measured At Fair Value Through Profit Or Loss	30,232	13,398	27,047
Financial Assets Measured At Fair Value Through Other Comprehensive Income	3,522	5,535	5,576
Total	33,754	18,933	32,623